Trade and Other Payables (Tables)	9 Months Ended
Jun. 30, 2025
Trade and Other payables
Schedule of Trade and Other Payables
	June 30, 2025	September 30, 2024
Trade payables	7,167	7,073
Accruals	2,188	1,745
Employee payables	475	655
	9,830	9,473

Schedule of Warranty Provisions
	June 30, 2025	September 30, 2024
Opening provision	1,072	250
Utilised during the period	(509)	(672)
Provided during the period	534	1,494
Closing balance	1,097	1,072